Investment Strategy	Jan. 27, 2026
Oakmark Fund | Oakmark Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies. The Fund generally invests in the securities of larger companies. The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks and indexes, when such use is desirable because of tax or other considerations. Use of options may assist the Fund in managing distributions.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

Oakmark Select Fund | Oakmark Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund typically owns between twenty to thirty issuers in its portfolio and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry. The Fund generally invests in the securities of large- and mid-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks and indexes, when such use is desirable because of tax or other considerations. Use of options may assist the Fund in managing distributions.

Oakmark Global Fund | Oakmark Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

Oakmark Global Select Fund | Oakmark Global Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund typically owns between twenty to thirty issuers in its portfolio and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry. Typically, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies (unless the Adviser deems market conditions and/or company valuations less favorable to non-U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. companies). In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Fund generally invests in the securities of larger capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

Oakmark International Fund | Oakmark International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the Fund will invest in the securities of at least five countries outside of the U.S. There are no geographic limits on the Fund's non-U.S. investments. The Fund may invest in securities of large-, mid-, and small- capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds forty-five to sixty-five issuers, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of "small cap companies." A small cap company is one whose market capitalization is no greater than the largest market capitalization of any company included in the S&P EPAC (Europe Pacific Asia Composite) Small Cap Index ($30.8 billion as of December 31, 2025).

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of issuers allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds forty to seventy issuers, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

The Fund will not alter its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in the stocks of "small cap companies" without providing shareholders at least 60 days' notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of U.S. equity and debt securities (although the Fund may invest up to 35% of its total assets in equity and debt securities of non-U.S. issuers). The Fund is intended to present a balanced investment program between growth and income by investing approximately 40-75% of its total assets in common stock, including securities convertible into common stock, and up to 60% of its total assets in debt securities including but not limited to securities issued by the U.S. government or any of its agencies or instrumentalities (including agency mortgage-backed securities), non U.S. governments, corporate entities and any other debt securities. Of the up to 60% of total assets in debt securities, the Fund may invest up to 20% in below investment grade rated debt securities, commonly called junk bonds. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated Ba1 or lower by Moody's Investors Service ("Moody's"), BB+ or lower by S&P Global Ratings ("S&P"), or Fitch Ratings, Inc. ("Fitch"), or equivalently rated by any nationally recognized statistical rating organizations ("NRSRO"). If all three NRSROs provide a rating, the Adviser assigns the middle rating of Moody's S&P, and Fitch. When a rating is available from only two agencies, the lower rating is used; if only one agency rates a bond, that rating is assigned.

The Fund may also invest in unrated debt securities. If the Adviser determines that an unrated debt security is of similar quality to a rated below investment grade security (rated Ba1 or lower by Moody's, BB+ or lower by S&P or Fitch, the Adviser will consider such unrated debt security to be below investment grade. If the Adviser determines that an unrated debt security is of similar quality to a rated investment grade security (rated Baa3 or higher by Moody's, or BBB- or higher by S&P or Fitch), the Adviser will consider such unrated debt security to be investment grade.

The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its equity investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of issuers in the Fund's equity portfolio allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's equity portfolio typically holds thirty to sixty issuers, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

The proportion of the Fund held in debt securities will vary in light of the Adviser's view of the attractiveness of debt securities. In times when the Adviser believes equities provide above average absolute value, the proportion of the Fund allocated to debt securities will decline. In selecting debt securities, the Adviser considers many factors, including among other things, quality, yield-to-maturity, liquidity, current yield and call risk. The Adviser believes the role of fixed income investments in the Fund is to help buffer the volatility of the Fund's equity portfolio and generate income.

Oakmark Bond Fund | Oakmark Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of bonds and other fixed-income securities. These include, but are not limited to, investment grade corporate bonds; U.S. or non-U.S.-government and government-related obligations (such as, U.S. treasury securities); below investment-grade corporate bonds; agency and non-agency mortgage backed-securities; asset-backed securities; senior loans (such as, leveraged loans, bank loans, covenant lite loans, and/or floating rate loans); assignments; restricted securities (e.g., Rule 144A securities); and other fixed and floating rate instruments. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other fixed-income securities, and other investments that the Adviser believes have similar economic characteristics, including other investment companies that provide investment exposure to such securities. The Adviser may shift the level of these allocations among the different bond and other fixed-income asset classes depending on market conditions.

Under normal market conditions, the Fund invests at least 25% of its assets in investment-grade fixed-income securities and may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "high-yield" or "junk bonds"). The Fund considers fixed-income securities to be investment-grade if, at the time of investment, they are rated Baa3 or higher by Moody's Investors Service ("Moody's"), BBB- or higher by S&P Global Ratings ("S&P") or Fitch Ratings, Inc., or equivalently rated by any other nationally recognized statistical rating organization ("NRSRO"). The Fund considers fixed-income securities to be below investment-grade if, at the time of investment, they are rated Ba1 or lower by Moody's, BB+ or lower by S&P or Fitch, or equivalently rated by any NRSRO. If all three NRSROs provide a rating, the Adviser assigns the middle rating of Moody's, S&P and Fitch. When a rating is available from only two agencies, the lower rating is used; if only one agency rates a bond, that rating is assigned. The Fund may also invest in unrated fixed income securities. If the Adviser determines that an unrated fixed income security is of similar quality to a rated below investment grade security (rated Ba1 or lower by Moody's, BB+ or lower by S&P or Fitch, the Adviser will consider such unrated fixed income security to be below investment grade. If the Adviser determines that an unrated fixed income security is of similar quality to a rated investment grade security (rated Baa3 or higher by Moody's, or BBB- or higher by S&P or Fitch), the Adviser will consider such unrated fixed income security to be investment grade. The Fund invests in senior loans that are typically rated below investment-grade and to bear interest at a floating rate that periodically resets. The Fund may also invest up to 10% of its net assets in defaulted corporate securities.

In seeking to achieve the objectives of the Fund, the Adviser may purchase securities on a when-issued basis and purchase or sell delayed-delivery securities. In addition, the Fund may invest in fixed income securities structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance. The Fund may also invest in inverse floaters, as well as interest-only and principal-only securities.

The Fund will prioritize differentiation through bottom-up, single-security selection across the major fixed income asset classes with a secondary focus on top-down asset allocation and interest rate and duration management. When selecting individual securities, the Adviser uses a bottom-up approach and seeks relative price appreciation by selecting securities the Adviser believes to be undervalued based on research and fundamental analysis and by making gradual adjustment in the average duration of the Fund's portfolio. The Adviser's investment strategy is a bottom-up process that first looks for opportunities by focusing on an individual issuer's default risk pricing and then incorporates top-down considerations such as interest rate forecasting, curve selection, and other macros factors.

The Adviser utilizes an investment approach that considers a quantitative valuation model combined with a qualitative ratings framework. The Fund's portfolio selection process uses a ranking structure with a defined "buy" and "sell" discipline that allocates investments among a list of approved issuers and considers an individual investment's risk reward profile, legal structure, and/or downside risk, among other factors. The Adviser actively manages the portfolio's asset class exposure using a top-down view of sector fundamentals. The Adviser rotates Fund portfolio assets among sectors in various markets in an effort to maximize return.

Under normal market conditions, the Adviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund's portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund's portfolio will meet its target.

The Fund may hold cash or short-term debt securities from time to time and for temporary defensive purposes.

The Fund may invest in derivative instruments, such as futures, forwards (including forward foreign currency contracts), and swap agreements (including credit default swaps, interest rate swaps, and total return swaps), for a variety of purposes, including, but not limited to, managing the Fund's duration or its exposure to fixed income securities with different maturities, currencies, interest rates, individual issuers, or sectors. The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks and indexes, when such use is desirable because of tax or other considerations.

In deciding which fixed income securities to buy and sell, the Adviser attempts to emphasize securities issued by companies with strong fundamentals and relatively limited anticipated volatility. These securities are selected with the same bottom-up investment process that underpins all of the Oakmark funds. The Fund uses a value investment philosophy in selecting its securities. This value investment philosophy, in the context of fixed-income securities, is based upon the belief that, over time, a company's credit default risk will converge with the Adviser's estimate of the credit default risk associated with a company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the value a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities that have credit risk priced significantly below what it believes the company's intrinsic value implies, allows the best opportunity to achieve the Fund's investment objective.

In an effort to achieve its goal, the Fund may engage in active and frequent trading. The Fund's investment objective may be changed without shareholder approval. The Fund will not alter its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other fixed-income securities, and other investments that the Adviser believes have similar economic characteristics, including other investment companies that provide investment exposure to such securities, without providing shareholders at least 60 days' notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.